Share Based Compensation (Tables)	9 Months Ended
Sep. 30, 2025
Share Based Compensation [Abstarct]
Schedule of Option Activity

A summary of the option activity as of September 30, 2025 and 2024 and changes during the period is presented below:

	Number of share options	Weighted average exercise price $	Remaining contractual term in years	Aggregate Intrinsic value $
Outstanding, January 1, 2025	—	—	—
Outstanding, September 30, 2025	—	—	—	—
Exercisable, September 30, 2025	—	—	—	—
Vested, September 30, 2025	—	—	—	—

Outstanding, January 1, 2024	427,060	3.59	9.28	—

Exercised	(427,060)	1.49	—	1,436,963
Outstanding, September 30, 2024	—	—	—	—
Exercisable, September 30, 2024	—	—	—	—